SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
OtherIncomeAndExpensesLineItems [Line Items]
Cost of Sales	$ 642,319	$ 492,886	$ 1,065,715	$ 812,931
Operating Expenses
General and Administrative Expenses	20,211	18,900	39,215	36,416
Stock-Based Compensation for Employees	21,804	17,795	38,805	30,502
Depreciation and Amortization Expense	553	398	1,128	777
Marketing Expenses	28,140	23,284	49,272	40,981
Research and Development Expenses	5,353	3,993	10,500	7,925
Acquisition Costs	11,582		11,894
Total Operating Expenses	65,286	46,177	110,881	85,322
Total Cost of Sales and Operating Expenses	707,605	539,063	1,176,596	898,253
General and Administrative Expenses [Member]
Operating Expenses
Salaries and Benefits	12,150	9,758	22,174	19,460
Stock-Based Compensation for Employees	2,140	1,714	4,860	3,019
Administrative Expenses	713	1,221	1,450	2,113
Professional Fees	3,267	5,007	7,075	9,200
Depreciation and Amortization Expense	553	398	1,128	777
Other	1,388	802	2,528	1,847
Selling and Marketing Expenses [Member]
Operating Expenses
Salaries and Benefits	534	413	1,003	803
Stock-Based Compensation for Employees	35	43	49	83
Stock-Based Compensation for Agents	4,712	3,478	9,083	6,593
Revenue Share	22,210	17,644	37,898	30,148
Other	649	1,706	1,239	3,354
Research and Development Expenses [Member]
Operating Expenses
Salaries and Benefits	2,780	2,360	5,707	4,754
Stock-Based Compensation for Employees	455	300	748	605
Software, Cloud, & Tools	2,088	1,330	3,990	2,437
Other	30	3	55	129
Acquisition Costs	$ 11,582		$ 11,894